Derivative Financial Instruments Hedges Balances (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 1,145	$ 5,499
Derivative Liability	6,746	2,947
Fair Value, Measurements, Recurring [Member] | Foreign currency hedges [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	0	4,275
Fair Value, Measurements, Recurring [Member] | Foreign currency hedges [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	3,993	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign currency hedges [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	0	4,275
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign currency hedges [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ 3,993	$ 0